NON CONTROLLING INTEREST (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Net loss	$ (1,883,185)	$ (1,102,091)	$ (4,106,473)	$ (28,133,690)
Net loss attributable to the non-controlling interest	3,328		(3,373)
Noncontrolling Interest
Net loss	$ (13,754)		$ (13,938)
Average Non-controlling interest percentage of profit/losses	24.20%		24.20%
Net loss attributable to the non-controlling interest	$ (3,328)		$ (3,373)